Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: net defined benefit asset	$ 922	$ 1,088
of which: net defined benefit liability	(763)	(795)
Swiss defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	24,576	24,007
of which: amounts owed to deferred members	0	0
of which: amounts owed to retirees	$ 20,041	$ 20,915